UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2018

Date of reporting period:  November 30, 2017

Item 1. Schedule of Investments.

Snow Capital Opportunity Fund
Schedule of Investments
November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.93%
Banks - 9.86%
Bank of America Corp. (a)	281,600	$7,932,672
BankUnited, Inc.	85,900	3,198,057
JPMorgan Chase & Co. (a)	80,400	8,403,409
		19,534,138

Biotechnology - 6.76%
Amgen, Inc.	34,625	6,082,228
Biogen, Inc. (a)(b)	22,700	7,313,258
		13,395,486

Communications Equipment - 1.74%
Cisco Systems, Inc.	53,000	1,976,900
Finisar Corp. (b)	73,400	1,468,734
		3,445,634

Construction & Engineering - 3.34%
AECOM (b)	151,800	5,692,500
Chicago Bridge & Iron Co. N.V. (a)(c)	57,000	930,240
		6,622,740

Construction Materials - 1.18%
Cemex SAB de CV - ADR	309,018	2,345,447
Consumer Finance - 3.74%
Ally Financial, Inc.	275,800	7,407,988
Containers & Packaging - 5.09%
International Paper Co.	102,800	5,819,508
Owens-Illinois, Inc. (b)	176,000	4,262,720
		10,082,228

Diversified Telecommunication Services - 0.66%
CenturyLink, Inc.	90,000	1,313,100
Electronic Equipment, Instruments & Components - 2.35%
VeriFone Systems, Inc. (b)	269,000	4,664,460
Food Products - 6.56%
Ingredion, Inc.	32,550	4,507,524
The J.M. Smucker Co.	24,900	2,905,083
Tyson Foods, Inc. - Class A	68,000	5,593,000
		13,005,607

Health Care Equipment & Supplies - 2.15%
Zimmer Biomet Holdings, Inc. (a)	36,475	4,271,223
Health Care Providers & Services - 3.70%
Centene Corp. (b)	50,000	5,104,500
Laboratory Corp. of America Holdings (b)	14,100	2,231,607
		7,336,107

Hotels, Restaurants & Leisure - 0.57%
The Cheesecake Factory, Inc.	22,900	1,123,016
Household Durables - 3.71%
PulteGroup, Inc.	215,300	7,348,189
Insurance - 5.61%
Athene Holding Ltd. (b)(c)	79,800	3,835,986
MetLife, Inc. (a)	135,800	7,289,744
		11,125,730

Internet Software & Services - 1.94%
Alphabet, Inc. - Class C (b)	2,200	2,247,102
Facebook, Inc. - Class A (b)	9,000	1,594,620
		3,841,722

Metals & Mining - 4.14%
Rio Tinto PLC - ADR	76,600	3,669,140
United States Steel Corp.	156,800	4,534,656
		8,203,796

Oil, Gas & Consumable Fuels - 10.28%
BP PLC - ADR	168,700	6,759,809
Chevron Corp.	19,400	2,308,406
Kinder Morgan, Inc.	188,000	3,239,240
PBF Energy, Inc. - Class A	89,200	2,887,404
Range Resources Corp.	215,500	3,883,310
Valero Energy Corp.	15,000	1,284,300
		20,362,469

Pharmaceuticals - 1.07%
Lannett Co., Inc. (b)	80,000	2,116,000
Semiconductors & Semiconductor Equipment - 1.88%
Cypress Semiconductor Corp.	76,000	1,216,760
QUALCOMM, Inc.	37,700	2,501,018
		3,717,778

Software - 2.00%
Microsoft Corp.	18,500	1,557,145
Oracle Corp.	49,000	2,403,940
		3,961,085

Specialty Retail - 1.07%
Abercrombie & Fitch Co. - Class A	122,000	2,117,920
Technology Hardware, Storage & Peripherals - 3.57%
Apple, Inc.	20,600	3,540,110
NCR Corp. (b)	113,004	3,535,895
		7,076,005

Textiles, Apparel & Luxury Goods - 2.96%
PVH Corp.	14,300	1,924,065
Skechers U.S.A., Inc. - Class A (b)	112,300	3,941,730
		5,865,795

TOTAL COMMON STOCKS (Cost $143,569,468)		170,283,663

CORPORATE BONDS - 1.39%	Principal Amount
W&T Offshore, Inc.
9.00%, 05/15/2020 (d)	$1,693,356	1,608,688
8.50%, 06/15/2021 (d)	1,438,111	1,143,298
TOTAL CORPORATE BONDS (Cost $1,721,955)		2,751,986

EXCHANGE TRADED FUNDS - 2.19%	Shares
Technology Select Sector SPDR Fund	68,000	4,341,120
TOTAL EXCHANGE TRADED FUNDS (Cost $3,844,516)		4,341,120

PURCHASED OPTIONS - 0.17%
EXCHANGE TRADED OPTIONS - 0.17%
PBF Energy, Inc. - Class A	Contracts
Expiration: December, 2017, Exercise Price: $29.00 (a)(f)	1,000	340,000
TOTAL PURCHASED OPTIONS (Cost $74,962)		340,000

MONEY MARKET FUND - 11.89%	Shares
Fidelity Investments Money Market Funds - Government Portfolio, - Institutional Class, 0.970% (e)	23,549,123	23,549,123
TOTAL MONEY MARKET FUNDS (Cost $23,549,123)		23,549,123

Total Investments (Cost $172,760,024) - 101.57%		201,265,892
Liabilities in Excess of Other Assets - (1.57)%		(3,105,276)
TOTAL NET ASSETS - 100.00%		$198,160,616

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or a portion of this security is pledged as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Foreign issued security.
(d)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(e)	Seven day yield as of November 30, 2017.
(f)	Notional amount of $3,237,000.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Opportunity Fund
Schedule of Securities Sold Short
November 30, 2017 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (9.77)%
COMMON STOCKS - (4.66)%
Chemicals - (1.42)%
Air Products & Chemicals, Inc.	(8,590)	$(1,400,513)
Ecolab, Inc.	(5,240)	(712,221)
International Flavors & Fragrances, Inc.	(4,580)	(711,915)
		(2,824,649)
Construction Materials - (0.37)%
Vulcan Materials Co.	(5,800)	(728,770)
Distributors - (0.37)%
LKQ Corp.	(18,610)	(733,606)
Health Care Equipment & Supplies - (0.36)%
Abbott Laboratories	(12,600)	(710,262)
Oil, Gas & Consumable Fuels - (2.14)%
Cabot Oil & Gas Corp.	(24,720)	(715,644)
Diamondback Energy, Inc.	(6,160)	(673,350)
Energen Corp.	(12,570)	(709,702)
EOG Resources, Inc.	(6,830)	(698,846)
Occidental Peteroleum Corp.	(10,230)	(721,215)
Phillips 66	(7,420)	(723,895)
		(4,242,652)

TOTAL COMMON STOCKS (Proceeds: $9,027,825)		(9,239,939)

EXCHANGE TRADED FUNDS - (5.11)%
iShares Russell 1000 Value ETF	(13,100)	(1,611,693)
iShares Russell 2000 ETF	(44,200)	(6,791,330)
SPDR S&P 500 ETF Trust	(6,500)	(1,722,565)
TOTAL EXCHANGE TRADED FUNDS (Proceeds: $9,049,619)		(10,125,588)
Total for Shares Sold Short (Proceeds: $18,077,444)		$(19,365,527)

Snow Capital Opportunity Fund
Schedule of Options Written
November 30, 2017 (Unaudited)

	Contracts	Notional Value	Value
EXCHANGE TRADED CALL OPTIONS
Abercrombie & Fitch Co.
Expiration: January, 2018, Exercise Price: $18.00	(600)	(1,041,600)	$(60,000)
AECOM
Expiration: March, 2018, Exercise Price: $40.00	(246)	(922,500)	(25,830)
Ally Financial, Inc.
Expiration: December, 2017, Exercise Price: $24.00	(300)	(805,800)	(93,000)
Expiration: January, 2018, Exercise Price: $26.00	(270)	(725,220)	(47,250)
Alphabet, Inc. - Class C
Expiration: February, 2018, Exercise Price: $1,090.00	(10)	(1,021,410)	(17,200)
Amgen, Inc.
Expiration: January, 2018, Exercise Price: $185.00	(55)	(966,130)	(8,745)
Expiration: January, 2018, Exercise Price: $195.00	(50)	(878,300)	(2,300)
Apple, Inc.
Expiration: February, 2018, Exercise Price: $175.00	(21)	(360,885)	(13,272)
Expiration: April, 2018, Exercise Price: $185.00	(52)	(893,620)	(27,144)
Bank of America Corp.
Expiration: December, 2017, Exercise Price: $27.00	(370)	(1,042,290)	(52,910)
Expiration: January, 2018, Exercise Price: $26.00	(800)	(2,253,600)	(208,000)
Biogen, Inc.
Expiration: January, 2018, Exercise Price: $305.00	(17)	(547,689)	(40,103)
Expiration: January, 2018, Exercise Price: $310.00	(50)	(1,610,850)	(95,200)
Expiration: January, 2018, Exercise Price: $315.00	(14)	(451,038)	(22,442)
BP PLC
Expiration: January, 2018, Exercise Price: $40.00	(250)	(1,001,750)	(23,000)
Centene Corp.
Expiration: March, 2018, Exercise Price: $85.00	(120)	(1,225,080)	(233,400)
Expiration: March, 2018, Exercise Price: $95.00	(250)	(2,552,250)	(275,000)
Facebook, Inc. - Class A
Expiration: January, 2018, Exercise Price: $180.00	(60)	(1,063,080)	(28,800)
Finisar Corp.
Expiration: December, 2017, Exercise Price: $26.00	(734)	(1,468,734)	(3,670)
International Paper Co.
Expiration: January, 2018, Exercise Price: $57.50	(170)	(962,370)	(20,230)
Expiration: January, 2018, Exercise Price: $60.00	(30)	(169,830)	(1,350)
JPMorgan Chase & Co.
Expiration: January, 2018, Exercise Price: $95.00	(100)	(1,045,200)	(103,500)
Lannett Co., Inc.
Expiration: March, 2018, Exercise Price: $30.00	(404)	(1,068,580)	(67,064)
MetLife, Inc.
Expiration: January, 2018, Exercise Price: $57.50	(175)	(939,400)	(48,213)
Expiration: January, 2018, Exercise Price: $60.00	(270)	(1,449,360)	(39,420)

Microsoft Corp.
Expiration: January, 2018, Exercise Price: $77.50	(185)	(1,557,145)	(134,125)
NCR Corp.
Expiration: January, 2018, Exercise Price: $41.00	(144)	(450,576)	(720)
PBF Energy, Inc. - Class A
Expiration: December, 2017, Exercise Price: $24.00	(13)	(42,081)	(10,985)
Expiration: December, 2017, Exercise Price: $27.00	(219)	(708,903)	(117,165)
Expiration: December, 2017, Exercise Price: $28.00	(300)	(971,100)	(135,000)
PulteGroup, Inc.
Expiration: January, 2018, Exercise Price: $27.00	(350)	(1,194,550)	(263,375)
Expiration: January, 2018, Exercise Price: $28.00	(570)	(1,945,410)	(359,100)
Expiration: April, 2018, Exercise Price: $35.00	(560)	(1,911,280)	(95,200)
PVH Corp.
Expiration: December, 2017, Exercise Price: $135.00	(73)	(982,215)	(20,075)
Expiration: January, 2018, Exercise Price: $140.00	(70)	(941,850)	(17,850)
Range Resources Corp.
Expiration: March, 2018, Exercise Price: $25.00	(360)	(648,720)	(10,800)
Skechers U.S.A., Inc. - Class A
Expiration: April, 2018, Exercise Price: $40.00	(490)	(1,719,900)	(86,240)
Tyson Foods, Inc. - Class A
Expiration: January, 2018, Exercise Price: $75.00	(40)	(329,000)	(31,600)
Expiration: April, 2018, Exercise Price: $85.00	(231)	(1,899,975)	(83,160)
United States Steel Corp.
Expiration: December, 2017, Exercise Price: $29.00	(390)	(1,127,880)	(34,710)
Expiration: January, 2018, Exercise Price: $28.00	(400)	(1,156,800)	(88,000)
VeriFone Systems, Inc.
Expiration: January, 2018, Exercise Price: $22.00	(250)	(433,500)	(1,875)
Expiration: January, 2018, Exercise Price: $23.00	(440)	(762,960)	(2,200)
Zimmer Biomet Holdings, Inc.
Expiration: December, 2017, Exercise Price: $135.00	(80)	(936,800)	(1,800)
			(3,051,023)
EXCHANGED TRADED PUT OPTIONS
Apache Corp.
Expiration: January, 2018, Exercise Price: $40.00	(245)	(1,024,835)	(29,400)
Apple, Inc.
Expiration: December, 2017, Exercise Price: $145.00	(70)	(1,202,950)	(560)
Centene Corp.
Expiration: December, 2017, Exercise Price: $75.00	(22)	(224,598)	(220)
Expiration: March, 2018, Exercise Price: $80.00	(120)	(1,225,080)	(17,700)
Facebook, Inc. - Class A
Expiration: January, 2018, Exercise Price: $150.00	(60)	(1,063,080)	(2,880)
Target Corp.
Expiration: April, 2018, Exercise Price: $50.00	(380)	(2,276,200)	(39,900)
Urban Outfitters, Inc.
Expiration: December, 2017, Exercise Price: $20.00	(1,046)	(3,255,152)	(2,615)
Zimmer Biomet Holdings, Inc.
Expiration: March, 2018, Exercise Price: $105.00	(94)	(1,100,740)	(15,040)
			(108,315)
Total Options Written (Premiums received $1,709,888)			$(3,159,338)

Snow Capital Small Cap Value Fund
Schedule of Investments
November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.75%
Aerospace & Defense - 0.69%
Triumph Group, Inc.	9,226	$285,083
Air Freight & Logistics - 2.62%
Atlas Air Worldwide Holdings, Inc. (a)	18,788	1,085,007
Airlines - 1.81%
JetBlue Airways Corp. (a)	34,930	749,947
Auto Components - 1.85%
Gentherm, Inc. (a)	21,340	768,240
Banks - 22.38%
BankUnited, Inc.	37,670	1,402,454
First Commonwealth Financial Corp.	96,055	1,450,431
FNB Corp.	123,984	1,759,332
Great Western Bancorp, Inc.	29,950	1,237,534
OFG Bancorp (b)	153,729	1,506,544
The Bancorp, Inc. (a)	32,255	311,906
Umpqua Holdings Corp.	72,865	1,611,045
		9,279,246

Building Products - 1.00%
Insteel Industries, Inc.	15,125	416,694
Capital Markets - 0.28%
Cowen, Inc. (a)	7,835	116,742
Chemicals - 2.73%
A. Schulman, Inc.	18,265	693,157
LSB Industries, Inc. (a)	48,637	438,219
		1,131,376

Commercial Services & Supplies - 1.03%
ACCO Brands Corp. (a)	32,382	425,823
Communications Equipment - 2.20%
Finisar Corp. (a)	45,615	912,756
Construction & Engineering - 1.16%
AECOM (a)	12,825	480,938
Containers & Packaging - 1.19%
Owens-Illinois, Inc. (a)	20,445	495,178
Diversified Financial Services - 2.36%
Voya Financial, Inc.	22,190	980,798
Electronic Equipment, Instruments & Components - 4.33%
VeriFone Systems, Inc. (a)	84,116	1,458,571
Zebra Technologies Corp. - Class A (a)	3,077	339,455
		1,798,026

Food & Staples Retailing - 0.65%
The Andersons, Inc.	8,301	268,122
Health Care Providers & Services - 0.98%
Molina Healthcare, Inc. (a)	5,220	408,413
Hotels, Restaurants & Leisure - 3.85%
Bloomin' Brands, Inc.	21,625	464,289
The Cheesecake Factory, Inc.	23,060	1,130,862
		1,595,151

Household Products - 1.12%
Energizer Holdings, Inc.	10,165	466,879

Insurance - 8.18%
American Equity Investment Life Holding Co.	56,540	1,794,014
CNO Financial Group, Inc.	51,360	1,294,786
National General Holdings Corp.	14,255	301,208
		3,390,008

Machinery - 0.63%
L.B. Foster Co. - Class A (a)	11,264	260,198
Metals & Mining - 3.77%
United States Steel Corp.	54,035	1,562,692
Multiline Retail - 3.80%
Big Lots, Inc.	26,638	1,574,306
Oil, Gas & Consumable Fuels - 11.16%
Gulfport Energy Corp. (a)	100,545	1,286,976
PBF Energy, Inc. - Class A	42,830	1,386,407
Range Resources Corp.	17,225	310,395
Southwestern Energy Co. (a)	166,245	1,057,318
Whiting Petroleum Corp. (a)	23,500	586,325
		4,627,421

Pharmaceuticals - 4.63%
Lannett Co., Inc. (a)	72,573	1,919,556
Professional Services - 1.20%
On Assignment, Inc. (a)	7,760	496,330
Semiconductors & Semiconductor Equipment - 5.18%
Cypress Semiconductor Corp.	23,882	382,351
Integrated Device Technology, Inc. (a)	34,730	1,045,025
Mellanox Technologies, Ltd. (a)(b)	5,456	322,450
Synaptics, Inc. (a)	10,520	397,025
		2,146,851

Specialty Retail - 2.05%
Signet Jewelers, Ltd. (b)	12,375	647,088
Urban Outfitters, Inc. (a)	6,580	204,770
		851,858

Technology Hardware, Storage & Peripherals - 3.25%
NCR Corp. (a)	17,340	542,569
Super Micro Computer, Inc. (a)	36,470	804,163
		1,346,732

Textiles, Apparel & Luxury Goods - 3.68%
Skechers U.S.A., Inc. - Class A (a)	43,435	1,524,569
TOTAL COMMON STOCKS (Cost $35,440,952)		41,364,940

MONEY MARKET FUND - 0.34%
Fidelity Investment Money Market Funds - Government Portfolio, - Institutional Class, 0.970% (c)	139,747	139,747
TOTAL MONEY MARKET FUNDS (Cost $139,747)		139,747

Total Investments (Cost $35,580,699) - 100.09%		41,504,687
Liabilities in Excess of Other Assets - (0.09)%		(38,497)
TOTAL NET ASSETS - 100.00%		$41,466,190

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of November 30, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Dividend Plus Fund
Schedule of Investments
November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.69%
Automobiles - 2.72%
General Motors Co.	2,175	$93,721
Banks - 6.56%
FNB Corp.	1,960	27,812
JP Morgan Chase & Co.	1,325	138,489
Wells Fargo & Co.	1,055	59,576
		225,877

Beverages - 2.58%
Molson Coors Brewing Co.	1,140	89,034
Biotechnology - 2.56%
Amgen, Inc.	503	88,357
Communications Equipment - 2.10%
Telefonaktiebolaget LM Ericsson - ADR	11,580	72,375
Consumer Finance - 3.73%
Ally Financial, Inc.	4,780	128,391
Containers & Packaging - 2.57%
International Paper Co.	1,570	88,877
Diversified Telecommunication Services - 3.75%
CenturyLink, Inc.	3,685	53,764
Verizon Communications, Inc.	1,480	75,317
		129,081

Electric Utilities - 3.36%
Exelon Corp.	2,779	115,912
Food Products - 9.00%
Flowers Foods, Inc.	4,520	90,310
Ingredion, Inc.	546	75,610
The J.M. Smucker Co.	515	60,085
Tyson Foods, Inc. - Class A	1,020	83,895
		309,900

Health Care Equipment & Supplies - 2.01%
Zimmer Biomet Holdings, Inc.	591	69,206
Household Durables - 3.34%
PulteGroup, Inc.	3,366	114,882
Industrial Conglomerates - 1.24%
General Electric Co.	2,335	42,707
Insurance - 8.97%
CNO Financial Group, Inc.	3,020	76,134
MetLife, Inc.	2,380	127,759
The Hartford Financial Services Group, Inc.	1,830	105,116
		309,009

Metals & Mining - 2.57%
Rio Tinto PLC - ADR	1,845	88,376
Multi-Utilities - 1.86%
National Grid PLC - ADR	1,065	64,017
Oil, Gas & Consumable Fuels - 13.38%
BP PLC - ADR	3,320	133,031
Genesis Energy LP	1,382	29,672
Kinder Morgan, Inc.	7,020	120,955
PBF Energy, Inc. - Class A	2,033	65,808
Plains All American Pipeline LP	3,885	75,758
Valero Energy Corp.	418	35,789
		461,013

Semiconductors & Semiconductor Equipment - 5.24%
Cypress Semiconductor Corp.	3,055	48,911
QUALCOMM, Inc.	1,985	131,684
		180,595

Textiles, Apparel & Luxury Goods - 3.19%
Hanesbrands, Inc.	5,269	110,069
TOTAL COMMON STOCKS (Cost $2,457,846)		2,781,399

CONVERTIBLE PREFERRED STOCKS - 2.95%
Banks - 2.95%
Bank of America Corp.
7.25%	77	101,486
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $94,328)		101,486

CORPORATE BONDS - 1.99%
PBF Holding Co. LLC	Principal Amount
7.25%, 06/15/2025 (a)	$65,000	68,575
TOTAL CORPORATE BONDS (Cost $65,485)		68,575

MASTER LIMITED PARTNERSHIPS - 4.96%	Shares
AllianceBernstein Holding L.P.	3,590	89,750
Boardwalk Pipeline Partners L.P.	6,054	81,366
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $165,681)		171,116

PREFERRED STOCKS - 3.42%
Banks - 3.42%
GMAC Capital Trust I
7.201%	4,505	117,671
TOTAL PREFERRED STOCKS (Cost $114,817)		117,671

REAL ESTATE INVESTMENT TRUSTS - 4.77%
Equity Real Estate Investment Trusts (REITs) - 1.89%
Outfront Media, Inc.	2,782	65,266
Mortgage Real Estate Investment Trusts (REITs) - 2.88%
AGNC Investment Corp.	3,842	99,200
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $168,518)		164,466

MONEY MARKET FUND - 1.36%
Fidelity Investment Money Market Funds - Government Portfolio, - Institutional Class, 0.970% (b)	46,888	46,888
TOTAL MONEY MARKET FUNDS (Cost $46,888)		46,888

Total Investments (Cost $3,113,563) - 100.18%		3,451,601
Liabilities in Excess of Other Assets - (0.18)%		(6,143)
TOTAL NET ASSETS - 100.00%		$3,445,458

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933, and Regulation S under the securities Act of 1933.
(b)	Seven day yield as of November 30, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Focused Value Fund
Schedule of Investments
November 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.05%
Banks - 8.87%
Bank of America Corp.	3,448	$97,130
JP Morgan Chase & Co.	913	95,427
		192,557

Biotechnology - 6.84%
Amgen, Inc.	406	71,318
Biogen, Inc. (a)	239	76,998
		148,316

Communications Equipment - 3.06%
Finisar Corp. (a)	3,319	66,413
Construction & Engineering - 4.49%
AECOM (a)	2,601	97,538
Construction Materials - 3.75%
Cemex SAB de CV - ADR	10,713	81,312
Consumer Finance - 4.64%
Ally Financial, Inc.	3,745	100,591
Containers & Packaging - 3.46%
International Paper Co.	1,325	75,008
Diversified Financial Services - 4.15%
Voya Financial, Inc.	2,038	90,080
Food Products - 6.21%
Ingredion, Inc.	498	68,963
The J.M. Smucker Co.	563	65,685
		134,648

Health Care Equipment & Supplies - 4.15%
Zimmer Biomet Holdings, Inc.	769	90,050
Household Durables - 4.72%
PulteGroup, Inc.	3,001	102,424
Insurance - 8.89%
Athene Holding Ltd. (a)(b)	1,479	71,095
MetLife, Inc.	2,270	121,853
		192,948

Metals & Mining - 3.97%
United States Steel Corp.	2,977	86,095
Oil, Gas & Consumable Fuels - 17.66%
BP PLC - ADR	2,059	82,504
Kinder Morgan, Inc.	4,685	80,723
PBF Energy, Inc. - Class A	2,518	81,508
Range Resources Corp.	4,664	84,044
Southwestern Energy Co. (a)	8,546	54,353
		383,132

Semiconductors & Semiconductor Equipment - 9.19%
QUALCOMM, Inc.	1,531	101,567
Skyworks Solutions, Inc.	933	97,722
		199,289

TOTAL COMMON STOCKS (Cost $1,805,516)		2,040,401

EXCHANGE TRADED FUNDS - 4.42%
Financial Select Sector SPDR Fund	3,490	96,045
TOTAL EXCHANGE TRADED FUNDS (Cost $80,862)		96,045

MONEY MARKET FUND - 6.06%
Fidelity Investment Money Market Funds - Government Portfolio, - Institutional Class, 0.970% (c)	131,427	131,427
TOTAL MONEY MARKET FUNDS (Cost $131,427)		131,427

Total Investments (Cost $2,017,804) - 104.53%		2,267,873
Liabilities in Excess of Other Assets - (4.53)%		(98,386)
TOTAL NET ASSETS - 100.00%		$2,169,487

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of November 30, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the Snow
Capital Family of Funds (the “Funds”) represents a distinct portfolio with its own investment objectives and policies within the Trust. The investment objective of the Snow Capital Opportunity Fund is protection of investment principal and long-term capital appreciation. The investment objective of the
Snow Capital Small Cap Value Fund is long-term capital appreciation. The investment objective of the Snow Capital Focused Value Fund is long-term growth of capital. The investment objective of the Snow Capital Dividend Plus Fund is long-term growth of capital and income. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Trust are segregated, and a shareholder’s interest is limited to the Funds in which shares are held. The Trust has designated three classes of Fund shares, Class A, Class C and Institutional Class, for the Opportunity and Small Cap
Value Funds and two share classes, Class A and Institutional Class, for the Focused Value and Dividend Plus Funds. The classes differ principally in their respective distribution expense arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.25% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Funds’ prospectus. Class A shares are subject to a contingent deferred sales charge of 0.50% for purchases made at the
$1,000,000 breakpoint that are redeemed within twelve months of purchase. Class C shares are subject to a contingent deferred sales charge for redemptions made within twelve months of purchase, in accordance with the Funds’ prospectus. The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. Institutional Class shares are no-load shares. The Snow Capital Opportunity Fund became effective and commenced operations on April 28, 2006. The Snow Capital Small Cap Value Fund became effective and commenced operations on November 30,
2010. Each of the Snow Capital Dividend Plus Fund and the Snow Capital Focused Value Fund became effective and commenced operations on March 28,
2013. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Snow Capital
Management L.P. (the “Adviser”), the Funds’ investment adviser.

Pursuant to a reorganization that took place after the close of business on October 28, 2016 (the “Reorganization”), the Snow Capital Focused Value Fund
and Snow Capital Dividend Plus Fund are each the successor to the Snow Capital Focused Value Fund, and Snow Capital Dividend Plus Fund, both a series of the 360 Funds (the “Predecessor Funds”), respectively. The Predecessor Funds and the Funds have the same investment objectives and substantially the same strategies and investment policies.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting
Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”)).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under fair value pricing procedures approved by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust’s valuation committee.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1 – Quoted prices in active markets for identical securities.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended November 30, 2017, no securities were transferred into or out of Level 1 or 2. The Funds held no Level 3 securities throughout the period ended November 30,
2017. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of November 30, 2017.

	Small Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$41,364,940	$-	$-	$41,364,940
Total Equity	41,364,940	-	-	41,364,940
Money Market Funds	139,747	-	-	139,747
Total Investments in Securities	$41,504,687	$-	$-	$41,504,687

	Opportunity Fund
Assets:	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$170,283,663	$-	$-	$170,283,663
Exchange-Traded Funds	4,341,120	-	-	4,341,120
Total Equity	174,624,783	-	-	174,624,783
Fixed Income
Corporate Bonds	-	2,751,986	-	2,751,986
Total Fixed Income	-	2,751,986	-	2,751,986
Purchased Options	340,000	-	-	340,000
Money Market Funds	23,549,123	-	-	23,549,123
Total Investments in Securities	$198,513,906	$2,751,986	$-	$201,265,892

Liabilities:
Securities Sold Short*	$(19,365,527)	$-	$-	$(19,365,527)
Written Options	(2,283,990)	(875,348)	-	(3,159,338)
Total Liabilities	$(21,649,517)	$(875,348)	$-	$(22,524,865)

	Focused Value Fund
Assets:	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$2,040,401	$-	$-	$2,040,401
Exchange-Traded Funds	96,045	-	-	96,045
Total Equity	2,136,446	-	-	2,136,446
Money Market Funds	131,427	-	-	131,427
Total Investments in Securities	$2,267,873	$-	$-	$2,267,873

	Dividend Plus Fund
Assets:	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$2,781,399	$-	$-	$2,781,399
Convertible Preferred Stock*	101,486	-	-	101,486
Master Limited Partnerships	171,116	-	-	171,116
Preferred Stock*	117,671	-	-	117,671
Real Estate Investment Trusts*	164,466	-	-	164,466
Total Equity	3,336,138	-	-	3,336,138
Fixed Income
Corporate Bonds	-	68,575	-	68,575
Total Fixed Income	-	68,575	-	68,575
Money Market Funds	46,888	-	-	46,888
Total Investments in Securities	$3,383,026	$68,575	$-	$3,451,601

* For further information on security characteristics, see the Schedules of Investment.

The Snow Capital Small Cap Value, Focused Value and Dividend Plus Funds did not hold derivative instruments during the period presented.

The Snow Capital Opportunity Fund may use certain options and futures contracts and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2017 was as follows:

Opportunity Fund
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$340,000	Options written, at value	(3,159,338)

Total		$340,000		$(3,159,338)

The effect of derivative instruments on the income for the period March 1, 2017 through November 30, 2017 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(3,052)	$2,288,492	$2,285,440
Total	$(3,052)	$2,288,492	$2,285,440

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$267,490	$(1,843,831)	$(1,576,341)
Total	$267,490	$(1,843,831)	$(1,576,341)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
John Buckel, President

Date  1/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date 1/24/2018

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date 1/24/2018

* Print the name and title of each signing officer under his or her signature.